Stock-Based Compensation (Schedule Of Stock Option Activity) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	1,948,000	3,060,000	3,938,980
Number of shares, Granted	4,033,046	308,000	350,000
Number of shares, Expired	(595,840)	(1,262,000)	(1,117,980)
Number of shares, Forfeited	(497,000)	(158,000)	(111,000)
Number of shares, Outstanding at end of year	4,888,206	1,948,000	3,060,000
Number of shares, Exercisable at end of year	3,585,206	1,640,000	2,722,000
Weighted average exercise price, Outstanding at beginning of year	¥ 3,392	¥ 4,647	¥ 4,804
Weighted average exercise price, Granted	¥ 1,399	¥ 2,089	¥ 1,872
Weighted average exercise price, Expired	¥ 5,302	¥ 5,881	¥ 4,309
Weighted average exercise price, Forfeited	¥ 2,396	¥ 5,287	¥ 4,854
Weighted average exercise price, Outstanding at end of year	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average exercise price, Exercisable at end of year	¥ 1,648	¥ 3,636	¥ 4,995